As filed with the Securities and Exchange Commission on February 8, 2013

Securities Act File No. 33-08021

Investment Company Act File No. 811-04801

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 61	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 56

(Check appropriate box or boxes)

SUNAMERICA EQUITY FUNDS

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler
General Counsel
SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.
Willkie Farr & Gallagher, LLP
787 Seventh Avenue
New York, NY 10019

Approximate Date of Proposed Public Offering:
As soon as practical after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒   immediately upon filing pursuant to paragraph (b)

☐    on (date) pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1).

☐    on (date) pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that this amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) and has duly caused this Post-Effective Amendment No. 61 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 8th day February, 2013.

SUNAMERICA EQUITY SERIES
(Registrant)

By:	/s/ John T. Genoy
John T. Genoy

Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLES	DATE

John T. Genoy	President (Principal Executive Officer)	February 8, 2013
John T. Genoy

Donna M. Handel
Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	February 8, 2013
*
Peter A. Harbeck	Trustee	February 8, 2013
*
Richard W. Grant	Trustee	February 8, 2013
*
Stephen J. Gutman	Trustee	February 8, 2013
*
William F. Devin	Trustee	February 8, 2013
*
Dr. Judith L. Craven	Trustee	February 8, 2013
*
William J. Shea	Trustee	February 8, 2013

*By:	/s/ John E. McLean
John E. McLean
Attorney-in-Fact

*    Pursuant to a power of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase